Cover	Jan. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2022
Entity File Number	333-252500
Entity Registrant Name	YCQH AGRICULTURAL TECHNOLOGY CO. LTD
Entity Central Index Key	0001794276
Entity Tax Identification Number	61-1948707
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 1408, North District, Libao Building
Entity Address, Address Line Two	Kehua North Road No. 62
Entity Address, Address Line Three	Wuhou District, Chengdu
Entity Address, City or Town	Sichuan Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	610042.
City Area Code	+86
Local Phone Number	13981161812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false